Valuation and Qualifying Accounts (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Allowance for doubtful accounts and sales returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		¥ 53,150	¥ 72,783	¥ 86,598
Additions charged to costs and expenses		45,515	33,667	56,687
Deductions	[1]	(51,302)	(50,858)	(66,443)
Other	[2]	1,300	(2,442)	(4,059)
Balance at end of period		48,663	53,150	72,783
Valuation allowance - Deferred tax assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period		1,051,964	1,055,858	1,077,622
Additions charged to costs and expenses		70,797	149,697	154,171
Deductions		(123,597)	(154,210)	(116,277)
Other	[3]	(99,329)	619	(59,658)
Balance at end of period		¥ 899,835	¥ 1,051,964	¥ 1,055,858

[1]	Reversal including amounts written off.
[2]	Translation adjustments.
[3]	Translation adjustments and the effect of change in statutory tax rate.